Financial instruments: (Details 2) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Credit risk:
Maximum credit exposure		260,049
Minimum
Credit risk:
Payment period		30 days
Maximum
Credit risk:
Payment period		90 days
Accounts receivable | Accounts receivable balance | Customer receivables
Credit risk:
Accounts receivable by type of receivable (as a percent)	83.00%	83.00%
Accounts receivable | Accounts receivable balance | Government grants receivable
Credit risk:
Accounts receivable by type of receivable (as a percent)	1.00%	1.00%
Accounts receivable | Accounts receivable balance | Due from partners and indirect and value added taxes receivable
Credit risk:
Accounts receivable by type of receivable (as a percent)	16.00%	16.00%